Consolidated Balance Sheets - USD ($) $ in Thousands	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 68,936	$ 74,186	$ 35,966
Short-term marketable securities	325,744	160,770	216,584
Accounts receivable, net	84,805	101,549	49,410
Prepaid expenses and other current assets	17,509	13,197	8,799
Total current assets	496,994	349,702	310,759
Property and equipment, net	13,027	13,104	12,882
Marketable securities, noncurrent	81,072	20,710	145,695
Intangible assets, net	5,166	7,051	9,036
Goodwill	31,516	31,516	30,551
Restricted cash	18,048	15,446	28
Other assets	3,994	5,015	3,936
TOTAL ASSETS	649,817	442,544	512,887
CURRENT LIABILITIES:
Accounts payable	6,326	3,550	4,080
Accrued compensation	32,254	33,376	22,154
Other accrued liabilities	15,670	9,918	11,173
Deferred revenue, current portion	194,252	192,242	130,635
Total current liabilities	248,502	239,086	168,042
Deferred revenue, less current portion	36,869	25,182	27,540
Other liabilities	9,058	4,345	3,127
TOTAL LIABILITIES	294,429	268,613	198,709
Commitments and contingencies
Redeemable convertible preferred stock, $0.00005 par value; 74,907,415 shares authorized, issued, and outstanding at January 31, 2016 and 2017; $670,875 aggregate liquidation preference at January 31, 2016 and 2017; no shares authorized, issued, and outstanding at July 31, 2017 (unaudited)	0	657,687	657,687
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock, $0.00005 par value; no shares authorized, issued and outstanding, at January 31, 2016 and 2017; 20,000,000 shares authorized, no shares issued and outstanding at July 31, 2017 (unaudited)	0	0	0
Common stock, $0.00005 par value; 150,000,000, 160,000,000 and 1,200,000,000 shares authorized at January 31, 2016 and 2017 and July 31, 2017 (unaudited), respectively; 35,775,694, 38,156,688 and 131,250,336 shares issued and outstanding at January 31, 2016 and 2017 and July 31, 2017 (unaudited), respectively	7	2	1
Additional paid-in capital	1,318,447	192,795	145,914
Accumulated other comprehensive loss	(521)	(556)	(744)
Accumulated deficit	(962,545)	(675,997)	(488,680)
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	355,388	(483,756)	(343,509)
TOTAL LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 649,817	$ 442,544	$ 512,887